OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OTHER CURRENT LIABILITIES
Other Current Liabilities

5. OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	March 31,	December 31,
(in thousands)	2022	2021
Excise and cannabis tax	$4,754	$2,830
Third party brand distribution accrual	77	78
Insurance and professional fee accrual	1,078	651
Other	315	147
Total other current liabilities	$6,224	$3,706

5. OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	December 31,	December 31,
(in thousands)	2021	2020
Excise and cannabis tax	$2,830	$5,780
Third party brand distribution accrual	78	584
Insurance and professional fee accrual	651	746
Other	147	1,750
Total other current liabilities	$3,706	$8,860